UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM NQ
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: December 31, 2011
DATE OF REPORTING PERIOD: January 1, 2011 through March 31, 2011

ITEM 1.	Report to Shareholders.

Calamos Growth and Income Portfolio

 SCHEDULE OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (36.5%)
		Consumer Discretionary (2.0%)
201,000		Omnicom Group, Inc. 0.000%, 07/01/38	$226,879
190,000		Priceline.com, Inc.* 1.250%, 03/15/15	335,350

			562,229

		Consumer Staples (0.9%)
110,000		Archer-Daniels-Midland Company 0.875%, 02/15/14	122,925
110,000		Molson Coors Brewing Company 2.500%, 07/30/13	128,287

			251,212

		Energy (2.8%)
280,000		Chesapeake Energy Corp. 2.500%, 05/15/37	305,550
100,000		Petrominerales, Ltd. 2.625%, 08/25/16	131,400
100,000		Pioneer Natural Resources Company 2.875%, 01/15/38	177,875
125,000		Superior Energy Services, Inc.‡ 1.500%, 12/15/26	133,125
27,100	EUR	Technip, SA 0.500%, 01/01/16	37,270

			785,220

		Financials (0.7%)
110,000		Leucadia National Corp. 3.750%, 04/15/14	190,025

		Health Care (7.7%)
125,000		Amgen, Inc. 0.375%, 02/01/13	124,844
120,000		Endo Pharmaceuticals Holdings, Inc. 1.750%, 04/15/15	169,500
370,000		Gilead Sciences, Inc.* 1.625%, 05/01/16	430,125
125,000		Hologic, Inc.‡ 2.000%, 12/15/37	152,656
275,000		Illumina, Inc.* 0.250%, 03/15/16	283,766
230,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	287,212
200,000		Life Technologies Corp. 3.250%, 06/15/25	223,250
225,000		Medtronic, Inc. 1.625%, 04/15/13	232,875
200,000		Mylan, Inc. 1.250%, 03/15/12	221,250
18,000		Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	19,463

			2,144,941

		Industrials (2.9%)
190,000		AGCO Corp. 1.250%, 12/15/36	281,912
340,000		Danaher Corp. 0.000%, 01/22/21	511,700

			793,612

		Information Technology (15.2%)
100,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	178,758
645,000		EMC Corp. 1.750%, 12/01/13	1,102,950
225,000		Intel Corp. 3.250%, 08/01/39	265,781
100,000		Ixia* 3.000%, 12/15/15	110,625
61,000		JDS Uniphase Corp. 1.000%, 05/15/26	66,414
125,000		Linear Technology Corp. 3.000%, 05/01/27	134,844
120,000		Microsoft Corp.* 0.000%, 06/15/13	125,850
284,000		Nuance Communications, Inc. 2.750%, 08/15/27	357,485
65,000		RightNow Technologies, Inc.* 2.500%, 11/15/30	78,975
130,000		Rovi Corp. 2.625%, 02/15/40	172,738
390,000		SanDisk Corp. 1.500%, 08/15/17	443,625
240,000		Symantec Corp. 1.000%, 06/15/13	290,700
100,000		TTM Technologies, Inc. 3.250%, 05/15/15	137,750
220,000		VeriFone Systems, Inc. 1.375%, 06/15/12	296,725
135,000		WebMD Health Corp.* 2.500%, 01/31/18	136,350
250,000		Xilinx, Inc.* 2.625%, 06/15/17	315,000

			4,214,570

		Materials (4.3%)
95,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	167,556
330,000		Goldcorp, Inc. 2.000%, 08/01/14	422,400
		Newmont Mining Corp.
210,000		1.250%, 07/15/14	277,988
200,000		1.625%, 07/15/17	271,500
50,000		3.000%, 02/15/12	62,719

			1,202,163

		TOTAL CONVERTIBLE BONDS (Cost $8,407,990)	10,143,972

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (9.6%)
Sovereign Bonds (8.5%)
42,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	$259,571
		Government of Canada
425,000	CAD	2.000%, 12/01/14	432,290
110,000	CAD	2.000%, 06/01/16	109,416
		Government of New Zealand
170,000	NZD	6.000%, 04/15/15	137,639
160,000	NZD	6.500%, 04/15/13	129,377
		Government of Singapore
165,000	SGD	1.375%, 10/01/14	134,507
128,000	SGD	2.375%, 04/01/17	106,388
		Kingdom of Norway
1,400,000	NOK	4.250%, 05/19/17	263,646
650,000	NOK	5.000%, 05/15/15	125,154
635,000	NOK	6.500%, 05/15/13	123,385
3,425,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	539,032

		TOTAL SOVEREIGN BONDS	2,360,405

NUMBER OF
CONTRACTS			VALUE

Purchased Options (1.1%)#
		Consumer Discretionary (0.4%)
40		Coach, Inc. Call, 01/19/13, Strike $55.00	30,800
5		Priceline.com, Inc. Call, 01/19/13, Strike $465.00	63,700

			94,500

		Energy (0.1%)
42		Chesapeake Energy Corp. Call, 01/19/13, Strike $30.00	35,280

		Health Care (0.2%)
75		St. Jude Medical, Inc. Call, 01/21/12, Strike $50.00	44,250

		Information Technology (0.4%)
5		Apple, Inc. Call, 01/19/13, Strike $290.00	48,237
		Google, Inc.
5		Call, 01/21/12, Strike $530.00	45,200
2		Call, 01/21/12, Strike $460.00	28,590

			122,027

		TOTAL PURCHASED OPTIONS	296,057

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $2,478,030)	2,656,462

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.2%)
		Consumer Staples (2.4%)
14,800		Archer-Daniels-Midland Company 6.250%	$668,220

		Energy (2.4%)
9,500		Apache Corp. 6.000%	673,170

		Financials (2.3%)
4,900		Affiliated Managers Group, Inc. 5.150%	216,212
1,650		MetLife, Inc. 5.000%	140,003
270		Wells Fargo & Company 7.500%	279,504

			635,719

		Materials (0.1%)
304		Vale, SA 6.750%	28,805

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,464,183)	2,005,914

COMMON STOCKS (45.4%)
		Consumer Discretionary (2.8%)
4,293		Amazon.com, Inc.#~	773,298

		Consumer Staples (2.5%)
6,600		Coca-Cola Company~	437,910
4,800		Wal-Mart Stores, Inc.	249,840

			687,750

		Energy (8.0%)
5,300		Baker Hughes, Inc.	389,179
120,000	HKD	CNOOC, Ltd.	303,243
5,900		Helmerich & Payne, Inc.	405,271
3,200		Noble Corp.	145,984
3,100		Occidental Petroleum Corp.	323,919
4,000		Schlumberger, Ltd.	373,040
6,100	CAD	Suncor Energy, Inc.	273,572

			2,214,208

		Financials (3.0%)
1,950		Affiliated Managers Group, Inc.#	213,271
2,500		Franklin Resources, Inc.	312,700
4,600		T. Rowe Price Group, Inc.	305,532

			831,503

		Health Care (2.8%)
4,400		Johnson & Johnson~	260,700
7,426		Merck & Company, Inc.	245,132
2,200	DKK	Novo Nordisk, A/S - Class B	276,282

			782,114

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Industrials (6.7%)
5,000		Dover Corp.	$328,700
12,400		Eaton Corp.	687,456
1,100	EUR	Siemens, AG	150,468
8,125		United Technologies Corp.	687,781

			1,854,405

		Information Technology (19.6%)
7,250		Accenture, PLC - Class A	398,532
4,400		Altera Corp.~	193,688
11,000		Applied Materials, Inc.	171,820
25,200		ARM Holdings, PLC	709,884
6,850		Autodesk, Inc.#	302,153
8,000	GBP	Autonomy Corp., PLC#	203,860
3,000		Check Point Software Technologies, Ltd.#	153,150
19,175		eBay, Inc.#	595,192
8,000	TWD	HTC Corp.	312,479
5,500		Intel Corp.	110,935
19,405		Microsoft Corp.	492,111
20,900		Oracle Corp.	697,433
12,500		QUALCOMM, Inc.	685,375
3,600		Teradata Corp.#	182,520
4,500		VeriFone Systems, Inc.#	247,275

			5,456,407

		TOTAL COMMON STOCKS (Cost $9,380,071)	12,599,685

SHORT TERM INVESTMENT (1.3%)
375,536		Fidelity Prime Money Market Fund - Institutional Class (Cost $375,536)	375,536

TOTAL INVESTMENTS (100.0%) (Cost $22,105,810)			27,781,569

LIABILITIES, LESS OTHER ASSETS (0.0%)			(6,618)

NET ASSETS (100.0%)			$27,774,951

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At March 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $1,816,041 or 6.5% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at March 31, 2011.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $349,475.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS

			Local		Unrealized
Counterparty	Short Contracts	Settlement Date	Currency	Current Value	Gain/Loss

Citibank N.A.	British Pound Sterling	04/28/11	996,000	$1,597,360	$(36,125)
Citibank N.A.	Canadian Dollar	04/28/11	382,000	393,791	(6,436)
Citibank N.A.	Danish Krone	04/28/11	1,338,000	254,220	(4,541)
UBS AG	European Monetary Unit	04/28/11	119,000	168,572	(13,891)
Northern Trust Company	Hong Kong Dollar	04/28/11	1,566,000	201,364	250
Northern Trust Company	Indian Rupee	04/28/11	33,319,000	743,917	(24,750)
Northern Trust Company	New Taiwanese Dollar	04/28/11	2,132,000	72,537	1,801
Citibank N.A.	New Taiwanese Dollar	04/28/11	3,428,000	116,630	2,687

					$(81,005)

			Local		Unrealized
Counterparty	Long Contracts	Settlement Date	Currency	Current Value	Gain/Loss

Barclays PLC	British Pound Sterling	04/28/11	55,000	$88,208	$(683)
Northern Trust Company	British Pound Sterling	04/28/11	189,000	303,114	(829)
UBS AG	British Pound Sterling	04/28/11	165,000	264,623	(1,535)
Barclays PLC	Canadian Dollar	04/28/11	111,000	114,426	1,475
UBS AG	Indian Rupee	04/28/11	33,319,000	743,917	25,473

					$23,901

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of March 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of March 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows:

Cost basis of investments	$22,101,865

Gross unrealized appreciation	$5,742,707
Gross unrealized depreciation	$(63,003)

Net unrealized appreciation (depreciation)	$5,679,704

NOTE 3 — SYNTHETIC CONVERTIBLE SECURITIES

The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 4 — VALUATIONS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 — Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$10,143,972	$—	$10,143,972
Synthetic Convertible Securities (Sovereign Bonds)		2,360,405		2,360,405
Synthetic Convertible Securities (Purchased Options)	296,057			296,057
Convertible Preferred Stocks	1,789,702	216,212		2,005,914
Common Stocks	11,353,355	1,246,330		12,599,685
Short Term Investment	375,536			375,536
Forward Contracts		10,839		10,839

	$13,814,650	$13,977,758	$—	$27,792,408

Liabilities:
Forward Contracts	—	67,943		67,943

Total	$—	$67,943	$—	$67,943

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 11, 2011

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 11, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 11, 2011

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 11, 2011